Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2016	$ 20,000	$ 9,147,398	$ 1,657,084	$ 17,679,458	$ (3,114,597)	$ 25,389,343
Balance, shares at Dec. 31, 2016	20,000,000
Net (loss) income				24,048,184		24,048,184
Proceeds from issuance of common stock, net of offering costs	$ 2,023	18,203,499				18,205,522
Proceeds from issuance of common stock, net of offering costs, shares	2,023,146
Proceeds from exercise of underwriter's warrants	$ 91	1,090,148				1,090,239
Proceeds from exercise of underwriter's warrants, shares	91,042
Appropriations of statutory reserves			171,517	(171,517)
Foreign currency translation gain (loss)					2,382,488	2,382,488
Balance at Dec. 31, 2017	$ 22,114	28,441,045	1,828,601	41,556,125	(732,109)	71,115,776
Balance, shares at Dec. 31, 2017	22,114,188
Net (loss) income				(3,818,737)		(3,818,737)
Appropriations of statutory reserves			1,083,928	(1,083,928)
Foreign currency translation gain (loss)					(2,415,919)	(2,415,919)
Balance at Dec. 31, 2018	$ 22,114	28,441,045	2,912,529	36,653,460	(3,148,028)	64,881,120
Balance, shares at Dec. 31, 2018	22,114,188
Net (loss) income				(61,995,758)		(61,995,758)
Appropriations of statutory reserves			37,401	(37,401)
Foreign currency translation gain (loss)					(365,258)	(365,258)
Balance at Dec. 31, 2019	$ 22,114	$ 28,441,045	$ 2,949,930	$ (25,379,699)	$ (3,513,286)	$ 2,520,104
Balance, shares at Dec. 31, 2019	22,114,188